Taxes - Schedule of Tax Effects of Temporary Differences and Net Operating Losses (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Credit loss provision	¥ 474,037	$ 67,786	¥ 575,804
Inventory reserve	455,194	65,092	121,492
Impairment of long-term investment			75,000
Impairment of fixed asset	10,986	1,571
Lease liability	561,916	80,353	606,798
Accrued payroll payable	1,204,540	172,247	1,179,467
Net operating loss carry forwards	91,433,134	13,074,764	82,023,102
Total deferred tax assets	94,139,807	13,461,813	84,581,663
Valuation allowance	(94,139,807)	(13,461,813)	(84,581,663)
Deferred tax assets, net